SCHEDULE OF DUE FROM RELATED PARTIES (Details) - USD ($)	Dec. 31, 2021	Jun. 30, 2021
Related Party Transaction [Line Items]
Due from related parties	$ 61,297	$ 32,528
Linsun [Member]
Related Party Transaction [Line Items]
Due from related parties	57,233	32,118
Dogness Network Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Due from related parties	$ 4,064	$ 410